OMB APPROVAL
                                                  OMB Number:     3235-0006
                                                  Expires:    July 31, 2015
                                                  Estimated average burden
                                                  hours per form......23.5

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                               Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     6/30/2012
                                                   --------------
Check here if Amendment[   ]:  Amendment Number:
                                                   --------------

This Amendment (Check only one):
[   ]is a restatement
[   ]adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     LONGVIEW ASSET MANAGEMENT, LLC (f/k/a LONGVIEW MANAGEMENT GROUP, LLC)
          ----------------------------------------------------------------------
Address:  222 N. LASALLE STREET, #2000, CHICAGO, IL  60601
          ----------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Form 13F File Number 28-     4651
                         -------------------------------------------------------

             The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Angela Newhouse
          ----------------------------------------------------------------------
Title:    Investment Information Manager
          ----------------------------------------------------------------------
Phone:    312-236-6300
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Angela Newhouse
--------------------------------------------------------------------------------
(Signature)

Chicago, Illinois
--------------------------------------------------------------------------------
(City, State)

8/10/2012
--------------------------------------------------------------------------------
(Date)

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) [ ] 13F
[ ] COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. (If there are no entries in this list, omit this section.)

NONE
------------

                             Form 13F Summary Page

                                Report Summary:


Number of Other Included Manager:
          0
          ----------------------------------------------------------------------
Form 13F Information Table Entry Total:
          4
          ----------------------------------------------------------------------
Form 13F Information Table Value Total:
          $2,846,531 (thousands)
          ----------

THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.

List of Other Included Managers:
          NONE
          ----------

                                                    13F HOLDINGS REPORT
                                                         6/30/2012


        COLUMN 1          COLUMN 2   COLUMN 3     COLUMN 4            COLUMN 5        COLUMN 6  COLUMN 7           COLUMN 8
        NAME OF           TITLE OF                 VALUE       SHRS OR     SH/ PUT/  INVESTMENT  OTHER         VOTING AUTHORITY
         ISSUER             CLASS      CUSIP     (X $1000)     PRN AMT     PRN CALL  DISCRETION MANAGERS    SOLE     SHARED   NONE
GENERAL DYNAMICS CORP        COM     369550108   2,202,905    33,397,765   SH           Sole             33,397,765
PETSMART INC                 COM     716768106     472,656     6,930,220   SH           Sole              6,930,220
POLYPORE INTL INC            COM     73179V103     113,674     2,814,421   SH           Sole              2,814,421
THERMON GROUP HLDGS INC      COM     88362T103      57,296     2,766,589   SH           Sole              2,766,589

Total                                            2,846,531    45,908,995                                  45,908,995